FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities fair value at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2022
	Level 1	Level 2	Level 3
Assets:
Money market fund	$25,199	$—	$—
Bank deposits	—	25,354	—
Agency bonds	—	35,985	—
Municipal bonds	—	508	—
Commercial paper	—	28,827	—
Treasury bills	—	5,964	—
	$25,199	$96,638	$—

Amounts included in:
Cash and cash equivalents	$25,199	$—	$—
Short-term investments	—	96,638	—
Total	$25,199	$96,638	$—

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Warrant liability – Public warrants	$10,364	$—	$—
Warrant liability – Private warrants	—	—	10,670
	$10,364	$—	$10,670

Amounts included in:
Warrant liability	$(10,364)	$—	$(10,670)
Total	$(10,364)	$—	$(10,670)

Fair Value Measurement Inputs and Valuation Techniques
The following table provides the inputs used for Level 3 fair value measurements as of December 31, 2021:

December 31, 2021
Stock price	$5.55
Strike price	$11.50
Term (in years)	4.6
Volatility	65.0%
Risk-free rate	1.2%
Dividend yield	0.0%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables provide reconciliation for all financial liabilities measured at fair value using significant unobservable inputs (Level 3) for the twelve months ended December 31, 2022:

Total Level 3 Financial Liabilities
Balance – December 31, 2021	$10,670
Change in fair value of Private Placement Warrant liability	(9,512)
Transfer of Private Placement Warrants to Public Warrants	(699)
Reclassification of warrant liability to equity	(459)
Balance – December 31, 2022	$0